SCHEDULE OF OUTSTANDING DEBT INSTRUMENTS (Details) - USD ($)	Oct. 31, 2023	Oct. 31, 2022
Short Term
2021 Series convertible notes – related party	$ 480,000
Total Short-Term Debt	480,000
Long Term
Unsecured 6% note payable – related party	767,288	767,288
Unsecured 4% note payable – related party	1,221,958	1,221,958
2021 Series convertible notes – related party		480,000
2022 Series convertible notes	200,000	200,000
2023 Series convertible notes – stock settled	405,000
Discount 2023 Series convertible notes	(64,285)
2023 Series B convertible notes – stock settled	1,312,600
Discount 2023 Series B convertible notes	(891,582)
Total Long-Term Debt	2,950,979	2,669,246
Total Debt	$ 3,430,979	$ 2,669,246